787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 6, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock MuniHoldings Fund, Inc.

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”), we hereby transmit for filing with the Securities and Exchange Commission the Acquiring Fund’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of each of BlackRock Municipal Income Investment Quality Trust (“BAF”), BlackRock Municipal Bond Trust (“BBK”), BlackRock MuniHoldings Fund II, Inc. (“MUH”) and BlackRock MuniHoldings Quality Fund, Inc. (“MUS” and collectively with the Acquiring Fund, BAF, BBK and MUH, the “Funds”) into the Acquiring Fund (collectively, the “Reorganizations”). The Registration Statement relates to the Acquiring Fund’s proposed offering of common shares and the solicitation of proxies from each Fund’s common shareholders, each in connection with the Reorganizations. Each Fund expects to file a joint preliminary proxy statement on Schedule 14A relating to the solicitation of proxies from the Fund’s preferred shareholders in connection with the Reorganizations.

Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.

Dean A. Caruvana, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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